Note 46 - Provisions or reversal provisions (Tables)	12 Months Ended
Dec. 31, 2017
Provisions or reversal of provisions Abstract
Provisions or Reversal of Provisions
Provisions or reversal of provisions (Millions of euros)
	Notes	2017	2016	2015
Pensions and other post employment defined benefit obligations	25	343	332	592
Commitments and guarantees given		(313)	56	10
Pending legal issues and tax litigation		318	76	(25)
Other Provisions		397	722	154
Total		745	1,186	731